Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($)				3 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 20, 2019	May 25, 2018	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit				$ (11,856,346)	$ (10,982,010)		$ (10,982,010)	$ (7,624,134)
Net loss				(874,336)		$ (750,832)	(3,357,876)	(3,765,047)
Net cash used in operating activities				$ (546,453)		$ (607,429)	$ (2,750,145)	$ (3,707,914)
Debt instrument, conversion price per share				$ 14.28	$ 14.28		$ 14.28
Common stock, forfeited							7,872
Proceeds from sale of convertible notes							$ 805,000
Accrued salary					$ 122,175		$ 122,175
2019 Senior Notes [Member]
Debt instrument, conversion price per share					$ 14.28		$ 14.28
Proceeds from sale of convertible notes					$ 805,000		$ 805,000
Accredited Investors [Member] | 2019 Senior Notes [Member]
Proceeds from sale of convertible notes							$ 805,000
Two LOC Agreements [Member] | Lenders [Member]
Maximum revolving line of credit		$ 1,400,000
Line of credit, interest percentage		8.00%
Debt instrument, conversion price per share		$ 14.28
Debt instrument, conversion terms		Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The Lenders have the right to convert all or any portion of the debt and interest into Processa common shares. Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both Lenders. CorLyst directly holds 1,073,050 shares of Processa common stock, representing approximately 19.6% of the Company's outstanding shares of voting capital stock.
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Maximum revolving line of credit		$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Maximum revolving line of credit		$ 700,000
Common stock beneficially owned, shares		1,073,050
Equity method investment, ownership percentage		19.60%
Pledge Agreement [Member] | PoC Capital [Member]
Maximum revolving line of credit	$ 900,000							$ 1,800,000
Common stock, forfeited	56,640
Warrants, forfeited	56,640
PoC Capital, LLC [Member]
Number of common stock issued			113,280
Warrants to purchase shares of common stock			113,280